Six Circles Ultra Short Duration Fund Expense Example - Six Circles Ultra Short Duration Fund - Six Circles Ultra Short Duration Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	167
Expense Example, with Redemption, 10 Years	$ 393